DEBT	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
DEBT
DEBT
On May 14, 2014, in connection with the closing of the Offering, the Partnership entered into agreements for a five-year, $275,000 senior secured revolving credit facility (the “Revolving Credit Facility”) and a three-year, $300,000 term loan facility (the “Term Loan”), each with Wells Fargo Bank, National Association, as administrative agent, and a syndicate of lenders. The Partnership has the ability to increase the maximum amount of the Revolving Credit Facility up to a total facility size of $600,000, subject to receiving increased commitments from lenders or other financial institutions and satisfaction of certain conditions. The Revolving Credit Facility was increased from $275,000 to $325,000 in December 2014.
The Revolving Credit Facility is available to fund working capital, acquisitions, distributions and capital expenditures and for other general partnership purposes. The Partnership has the ability to increase the maximum amount of the Revolving Credit Facility by an aggregate amount of up to $275,000, to a total facility size of $600,000, subject to receiving increased commitments from lenders or other financial institutions and satisfaction of certain conditions. The Revolving Credit Facility includes a $25,000 sublimit for standby letters of credit and for swingline loans. Obligations under the Revolving Credit Facility and certain cash management and hedging obligations designated by the Partnership are guaranteed by its restricted subsidiaries, and are secured by a first priority lien on the Partnership’s assets (including the Partnership’s equity interests in its restricted subsidiaries) and the assets of the Partnership’s restricted subsidiaries other than excluded assets (as defined in the Revolving Credit Facility) and a guaranty of collection from PBF LLC. The maturity date of the Revolving Credit Facility may be extended for one year on up to two occasions, subject to certain customary terms and conditions. Borrowings under the Revolving Credit Facility bear interest at either a Base Rate (as defined in the Revolving Credit Facility) plus an applicable margin ranging from 0.75% to 1.75%, or at LIBOR plus an applicable margin ranging from 1.75% to 2.75%. The applicable margin will vary based upon the Partnership’s Consolidated Total Leverage Ratio, as defined in the Revolving Credit Facility.
The Term Loan was used to fund distributions to PBF LLC and is guaranteed by a guaranty of collection from PBF LLC and secured at all times by cash or U.S. Treasury securities in an amount equal to or greater than the outstanding principal amount of the Term Loan. Borrowings under the Term Loan bear interest either at Base Rate (as defined in the Term Loan), or at LIBOR plus an applicable margin equal to 0.25%.
At June 30, 2015, PBFX had $24,500 of secured indebtedness and $2,000 of letters of credit outstanding under the Revolving Credit Facility and $234,200 outstanding under the Term Loan. Both the Revolving Credit Agreement and Term Loan contain covenants that limit or restrict the Partnership's ability to make cash distributions. The Partnership is required to maintain certain financial ratios, each tested on a quarterly basis for the immediately preceding four quarter period.

Senior Secured Notes
On May 12, 2015, the Partnership entered into an Indenture (the “Indenture”) among the Partnership, PBF Logistics Finance Corporation, a Delaware corporation and wholly-owned subsidiary of the Partnership (“PBF Finance,” and together with the Partnership, the “Issuers”), the Guarantors named therein and Deutsche Bank Trust Company Americas, as Trustee, under which the Issuers issued $350,000 in aggregate principal amount of 6.875% Senior Notes due 2023 (the “2023 Notes”). The initial purchasers in the offering purchased $330,090 aggregate principal amount of 2023 Notes pursuant to a private placement transaction conducted under Rule 144A and Regulation S of the Securities Act of 1933, as amended, and certain of PBF Energy’s officers and directors and their affiliates and family members purchased the remaining $19,910 aggregate principal amount of 2023 Notes in a separate private placement transaction. The Issuers received net proceeds of approximately $343,000 from the offering after deducting the initial purchasers’ discount and estimated offering expenses, and used such proceeds to pay $88,000 of the cash consideration due in connection with Delaware City Products Pipeline and Truck Rack Acquisition and to repay $255,000 of outstanding indebtedness under the Revolving Credit Facility.
The 2023 Notes are guaranteed on a senior unsecured basis by Delaware City Terminaling, Toledo Terminaling Company LLC (“Toledo Terminaling”), DPC and DCLC (each, a “Guarantor”). In addition, PBF LLC agreed to a limited guarantee of collection of the principal amount of the 2023 Notes, but is not otherwise subject to the covenants of the Indenture. The 2023 Notes are general senior unsecured obligations of the Issuers and are equal in right of payment with all of the Issuers’ existing and future senior indebtedness, including amounts outstanding under the Revolving Credit Facility and Term Loan. The 2023 Notes will be senior to any future subordinated indebtedness the Issuers may incur. The 2023 Notes are effectively subordinated to all of the Issuers’ and the Guarantors’ existing and future secured debt, including the Revolving Credit Facility and Term Loan, to the extent of the value of the assets securing that secured debt and will be structurally subordinated to all indebtedness of the Partnership’s subsidiaries that do not guarantee the 2023 Notes. The Partnership will pay interest on the 2023 Notes semi-annually in cash in arrears on May 15 and November 15 of each year, beginning on November 15, 2015. The 2023 Notes will mature on May 15, 2023.
The Indenture contains customary terms, events of default and covenants for an issuer of non-investment grade debt securities. These covenants include limitations on the Partnership’s and its restricted subsidiaries’ ability to, among other things: (i) make investments, (ii) incur additional indebtedness or issue preferred units, (iii) pay dividends or make distributions on units or redeem or repurchase our subordinated debt, (iv) create liens, (v) incur dividend or other payment restrictions affecting subsidiaries, (vi) sell assets, (vii) merge or consolidate with other entities and (viii) enter into transactions with affiliates. These covenants are subject to a number of important limitations and exceptions.
At any time prior to May 15, 2018, the Issuers may on any one or more occasions redeem up to 35% of the aggregate principal amount of the 2023 Notes in an amount not greater than the net cash proceeds of certain equity offerings at a redemption price equal to 106.875% of the principal amount of the 2023 Notes, plus any accrued and unpaid interest to the date of redemption. On or after May 15, 2018, the Issuers may redeem all or part of the 2023 Notes, in each case at the redemption prices described in the Indenture, together with any accrued and unpaid interest to the date of redemption. In addition, prior to May 15, 2018, the Issuers may redeem all or part of the 2023 Notes at a “make-whole” redemption price described in the Indenture, together with any accrued and unpaid interest to the date of redemption. If the Partnership undergoes certain change of control events, holders of the 2023 Notes will have the right to require the Issuers to purchase all or any part of the 2023 Notes at a price equal to 101% of the aggregate principal amount of the 2023 Notes, together with any accrued and unpaid interest to the date of purchase. In connection with certain asset dispositions, the Issuers will be required to use the net cash proceeds of the asset dispositions (subject to a right to reinvest such net cash proceeds) to make an offer to purchase the 2023 Notes at 100% of the principal amount, together with any accrued and unpaid interest to the date of purchase.
The Issuers may issue additional 2023 Notes from time to time pursuant to the Indenture.

Fair Value Measurement
A fair value hierarchy (Level 1, Level 2, or Level 3) is used to categorize fair value amounts based on the quality of inputs used to measure fair value. Accordingly, fair values derived from Level 1 inputs utilize quoted prices in active markets for identical assets or liabilities. Fair values derived from Level 2 inputs are based on quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are either directly or indirectly observable for the asset or liability. Level 3 inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.
Debt or equity securities are classified into the following reporting categories: held-to-maturity, trading or available-for-sale securities. While PBFX does not routinely sell marketable securities prior to their scheduled maturity dates, some of PBFX's investments may be held and restricted for the purpose of funding future capital expenditures and acquisitions. Such investments are classified as available-for-sale marketable securities as they may occasionally be sold prior to their scheduled maturity dates due to the unexpected timing of cash needs. The carrying value of these marketable securities approximates fair value and is measured using Level 1 inputs. The terms of the marketable securities range from one to three months and are classified on the balance sheet as non-current assets. The gross unrecognized holding gains and losses as of June 30, 2015 and December 31, 2014 were not material. As of June 30, 2015, these investments are used as collateral to secure the Term Loan and are intended to be used only to fund future capital expenditures.
The estimated fair values of the Revolving Credit Facility and Term Loan approximates their carrying values, categorized as a Level 2 measurement, as these borrowings bear interest based upon short-term floating market interest rates. The estimated fair value of the 2023 Notes, categorized as a Level 2 measurement, was calculated based on the present value of future expected payments utilizing implied current market interest rates based on quoted prices of the 2023 Notes and approximates their carrying values at June 30, 2015. The carrying value and fair value of our debt was approximately $608,700 and $510,000 as of June 30, 2015 and December 31, 2014, respectively. The carrying and fair values of our debt do not include the unamortized issuance costs associated with our total debt.